PROSPECTUS SUPPLEMENT                                72187  5/01
dated May 14, 2001 to:
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Putnam Convertible Income-Growth Trust (the "fund")
Prospectus dated February 28, 2001

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


Manager                  Since     Experience
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Dolores S. Bamford       2000      1991-Present         Putnam Management
Senior Vice President
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James A. Polk            2001      1998-Present         Putnam Management
Vice President                     Prior to June 1998   Massachusetts Financial
                                                        Services
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